CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2024 ARS ($) $ / shares shares
Equity [Abstract]
Acquisition cost | $	$ 74,082,856
Treasury Shares [Member]
Equity [Abstract]
Shares issued (in shares) | shares	41,734,225
Par value (in pesos per share) | $ / shares	$ 1
Percentage of share capital	5.25%